Introduction, basis of presentation of the consolidated financial statements (consolidated annual accounts) and other information - Information relating to 2022 and 2021 (Details) - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of initial application of standards or interpretations [line items]
Insurance contracts issued that are liabilities	€ 17,799	€ 16,426	€ 18,560
Mexican peso
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)	11.31%
Change in average foreign currency exchange rate (as a percent)	10.30%
US dollar
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)	(3.40%)
Change in average foreign currency exchange rate (as a percent)	(2.77%)
Brazilian real
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)	5.31%
Change in average foreign currency exchange rate (as a percent)	0.43%
Argentine peso
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)	(78.84%)
Pound sterling
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)	2.19%
Change in average foreign currency exchange rate (as a percent)	(1.96%)
Chilean peso
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)	(5.80%)
Change in average foreign currency exchange rate (as a percent)	1.13%
Polish zloty
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)	7.86%
Change in average foreign currency exchange rate (as a percent)	3.20%
Increase (decrease) due to changes in accounting policy required by IFRSs, cumulative effect at date of initial application
Disclosure of initial application of standards or interpretations [line items]
Insurance contracts issued that are liabilities		€ 16,000	€ 18,000